Financial Risk Management - Schedule of Maximum Credit Risk Exposure (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maximum Credit Risk Exposure [Line Items]
Cash and cash equivalents	$ 674	$ 425	$ 432
Security deposits and cash collateral	64	56
Current financial investments	30	151
Financial assets at fair value	8
Trade and other receivables	40	55
Long-term accounts receivable		1
Loan receivable from VEON Amsterdam	363	343
Total	$ 1,179	$ 1,031